Consolidated Balance Sheets $ in Thousands	Dec. 31, 2017 USD ($)
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost: $216,623 in 2019; $122,949 in 2018)	$ 101,913
Equity securities, at fair value (cost: $21,213 in 2019; $27,188 in 2018)	23,586
Total investments	125,499
Cash and cash equivalents	10,780
Restricted cash	152
Accrued investment income	788
Receivables for securities	250
Premium receivable	15,087
Deferred policy acquisition costs	15,161
Reinsurance recoverable on unpaid losses and loss adjustment expenses	13,352
Reinsurance recoverable on paid losses and loss adjustment expenses	1,280
Prepaid reinsurance premium	3,175
Prepaid expenses and other assets	1,260
Property and equipment, net	827
Intangible assets	744
Total assets	188,355
Liabilities:
Accounts payable and other accrued liabilities	6,497
Reserve for losses and loss adjustment expenses	17,784
Unearned premiums	61,976
Ceded premium payable	5,069
Funds held under reinsurance treaty	1,517
Income and excise taxes payable	11
Long-term notes payable	17,087
Total liabilities	109,941
Shareholder's equity:
Common stock, $0.0001 par value, 500,000,000 shares authorized, 23,468,750 and 17,000,000 shares issued and outstanding as of September 30, 2019 and December 31, 2018, respectively	2
Additional paid in capital	68,498
Accumulated other comprehensive income (loss)	2,993
Retained earnings	6,921
Total shareholder's equity	78,414
Total liabilities and shareholder's equity	$ 188,355